UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 8.17%
Federal Home Loan Bank
5.100%, due 11/07/07[1,2]	175,000,000	174,082,708
5.200%, due 10/10/07[1,3]	260,000,000	259,940,160
5.438%, due 11/18/07[1,3]	27,000,000	27,002,950
Federal Home Loan Mortgage Corp.
5.015%, due 02/04/08[1,2]	36,155,000	35,520,389
5.071%, due 12/30/07[1,3]	78,000,000	77,950,217
5.375%, due 08/13/08[1]	144,000,000	144,000,000
Federal National Mortgage Association
5.115%, due 11/28/07[1,2]	100,000,000	99,175,917
5.130%, due 10/09/07[2]	50,000,000	49,943,000
5.140%, due 10/12/07[1,2]	125,000,000	124,803,681
US Treasury Bills
3.650%, due 11/23/07[1,2]	80,000,000	79,570,111

Total US government and agency obligations (cost—$1,071,989,133)		1,071,989,133

Bank notes — 3.61%
Banking-US — 3.61%
Bank of America N.A.
5.330%, due 12/17/07	176,000,000	176,000,000
5.350%, due 10/01/07[3]	75,000,000	75,000,000
US Bank N.A.
5.099%, due 10/30/07[3]	222,750,000	222,753,643

Total Bank notes (cost—$473,753,643)		473,753,643

Time deposit— 1.43%
Banking-US — 1.43%
PNC Bank N.A.
4.875%, due 10/01/07 (cost—$188,000,000)	188,000,000	188,000,000

Certificates of deposit — 19.54%
Banking-non-US — 13.67%
Bank of Scotland PLC
5.440%, due 06/16/08	90,000,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.290%, due 10/05/07	143,000,000	143,000,000
5.440%, due 03/14/08	134,000,000	134,000,000
Barclays Bank PLC
5.360%, due 01/18/08	101,750,000	101,750,000
Credit Suisse First Boston
5.300%, due 01/11/08	87,500,000	87,500,000
Depfa Bank PLC
5.305%, due 10/11/07	115,000,000	114,999,366
5.320%, due 10/05/07	115,000,000	115,000,766
Deutsche Bank AG
4.905%, due 10/01/07[3]	88,000,000	88,000,000
Dexia Credit Local
5.079%, due 10/29/07[3]	53,850,000	53,843,394
Fortis Bank NV-SA
5.300%, due 01/11/08	132,500,000	132,500,000
HSBC Bank USA
5.410%, due 10/29/07[3]	115,000,000	115,078,560

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Lloyds TSB Bank PLC
5.300%, due 02/22/08	59,500,000	59,500,000
Natexis Banque
5.400%, due 10/01/07[3]	80,000,000	80,000,000
Norinchukin Bank Ltd.
5.295%, due 10/10/07	100,000,000	100,000,000
5.370%, due 01/09/08	125,000,000	125,000,000
Royal Bank of Scotland PLC
5.440%, due 03/11/08	109,600,000	109,600,000
Toronto-Dominion Bank
5.281%, due 10/05/07	143,000,000	143,000,019

		1,792,772,105

Banking-US — 5.87%
American Express, Federal Savings Bank
5.070%, due 10/30/07	80,000,000	80,000,000
5.700%, due 10/12/07	147,000,000	147,000,000
Citibank N.A.
5.335%, due 11/07/07	140,000,000	140,000,000
State Street Bank & Trust Co.
5.540%, due 02/04/08	140,250,000	140,250,000
SunTrust Bank
5.099%, due 10/29/07[3]	90,000,000	90,000,508
Washington Mutual Bank FA
5.315%, due 10/18/07	172,000,000	172,000,000

		769,250,508

Total certificates of deposit (cost—$2,562,022,613)		2,562,022,613

Commercial paper[2] — 26.93%
Asset backed-banking — 1.71%
Atlantis One Funding
5.190%, due 10/09/07	108,444,000	108,318,928
5.190%, due 01/07/08	40,000,000	39,434,867
5.250%, due 10/11/07	76,400,000	76,288,583

		224,042,378

Asset backed-miscellaneous — 11.31%
Alpine Securitization
5.370%, due 10/03/07	125,000,000	124,962,708
Atlantic Asset Securitization LLC
5.200%, due 10/05/07	81,000,000	80,953,200
5.250%, due 10/05/07	49,576,000	49,547,081
Barton Capital LLC
5.200%, due 10/04/07	153,000,000	152,933,700
Bryant Park Funding LLC
5.250%, due 10/11/07	101,028,000	100,880,668
Chariot Funding LLC
5.250%, due 10/05/07	78,000,000	77,954,500
5.300%, due 10/09/07	125,000,000	124,852,778
Falcon Asset Securitization Corp.
6.150%, due 12/06/07	108,000,000	106,782,300

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Kitty Hawk Funding Corp.
6.000%, due 12/05/07	143,000,000	141,450,833
Old Line Funding Corp.
6.150%, due 12/06/07	167,000,000	165,117,075
Regency Markets No.1 LLC
5.270%, due 10/04/07	60,822,000	60,795,289
Thunderbay Funding
5.260%, due 10/04/07	71,026,000	70,994,867
Variable Funding Capital Corp.
6.000%, due 11/16/07	116,700,000	115,805,300
Yorktown Capital LLC
5.295%, due 10/01/07	110,000,000	110,000,000

		1,483,030,299

Asset backed-securities — 4.20%
Clipper Receivables Co. LLC
5.220%, due 10/03/07	79,000,000	78,977,090
5.250%, due 10/05/07	100,000,000	99,941,667
Grampian Funding LLC
5.200%, due 01/11/08	50,000,000	49,263,333
5.215%, due 12/14/07	60,000,000	59,356,817
K2 (USA) LLC
5.180%, due 10/12/07	47,000,000	46,925,609
Scaldis Capital LLC
5.170%, due 11/15/07	35,922,000	35,689,854
5.230%, due 11/15/07	61,000,000	60,601,213
5.245%, due 10/15/07	45,619,000	45,525,950
Solitaire Funding LLC
5.250%, due 10/23/07	75,000,000	74,759,375

		551,040,908

Banking-US — 5.68%
Barclays US Funding Corp.
5.110%, due 02/15/08	73,000,000	71,580,413
Calyon N.A., Inc.
5.160%, due 11/16/07	100,000,000	99,340,667
5.250%, due 11/01/07	121,000,000	120,452,979
Danske Corp.
5.120%, due 02/20/08	85,000,000	83,283,378
Dresdner US Finance, Inc.
5.200%, due 10/01/07	153,299,000	153,299,000
ING (US) Funding LLC
5.160%, due 11/05/07	50,000,000	49,749,167
5.165%, due 03/17/08	70,000,000	68,312,767
5.380%, due 12/13/07	100,000,000	98,909,055

		744,927,426

Brokerage — 1.89%
Morgan Stanley
5.010%, due 10/01/07[3]	2,250,000	2,250,000
5.010%, due 10/01/07[3]	150,000,000	150,000,000
5.320%, due 10/01/07[3]	95,000,000	95,000,000

		247,250,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Consumer products-nondurables — 0.74%
Procter & Gamble International Funding SCA
4.950%, due 12/10/07	97,900,000	96,957,712

Finance-noncaptive diversified — 1.40%
General Electric Capital Corp.
5.090%, due 10/02/07	100,000,000	99,985,861
5.140%, due 12/03/07	85,000,000	84,235,425

		184,221,286

Total commercial paper (cost—$3,531,470,009)		3,531,470,009

Short-term corporate obligations — 16.53%
Asset backed-securities — 5.95%
Beta Finance, Inc.
4.870%, due 10/01/07[3,4]	84,000,000	84,008,249
5.310%, due 01/08/08[4]	40,000,000	40,000,000
CC (USA), Inc. (Centauri)
5.340%, due 06/05/08[4]	77,500,000	77,494,937
Cullinan Finance Corp.
4.820%, due 10/01/07[3,4]	100,000,000	99,996,849
4.820%, due 10/01/07[3,4]	65,000,000	64,997,218
5.340%, due 10/10/07[3,4]	59,000,000	58,998,367
5.400%, due 06/11/08[4]	70,000,000	70,000,000
K2 (USA) LLC
4.815%, due 10/01/07[3,4]	123,000,000	122,997,280
4.860%, due 11/15/07[3,4]	36,000,000	36,003,954
5.400%, due 06/16/08[4]	59,000,000	59,000,000
Links Finance LLC
5.799%, due 10/11/07[3,4]	67,500,000	67,499,039

		780,995,893

Automobile OEM — 0.46%
American Honda Finance Corp.
5.200%, due 12/27/07[3,4]	59,750,000	59,754,174

Banking-non-US3 — 7.34%
ANZ National International Ltd.
5.819%, due 10/09/07[4]	100,000,000	100,000,000
Bank of Scotland PLC
5.790%, due 10/01/07[4]	173,000,000	173,000,000
BNP Paribas
5.330%, due 11/07/07	150,000,000	150,000,000
Caja Ahorros Barcelona
5.366%, due 10/23/07[4]	125,000,000	125,000,000
National Australia Bank Ltd.
5.723%, due 10/15/07[4]	175,000,000	175,000,000
Totta Ireland PLC
5.819%, due 10/09/07[4]	120,000,000	120,000,000
Westpac Banking Corp.
5.778%, due 10/09/07[4]	120,000,000	120,000,000

		963,000,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations — (concluded)
Banking-US3 — 1.62%
Bank of New York Mellon Corp.
5.776%, due 10/12/07[4]	130,000,000	130,000,000
Citigroup Funding, Inc.
4.860%, due 10/01/07	82,000,000	82,015,419

		212,015,419

Finance-captive automotive — 0.79%
Toyota Motor Credit Corp.
5.330%, due 10/09/07[3]	104,000,000	104,006,843

Finance-noncaptive diversified — 0.37%
General Electric Capital Corp.
5.410%, due 10/15/07[3]	48,500,000	48,511,618

Total short-term corporate obligations (cost—$2,168,283,947)		2,168,283,947

Repurchase agreements — 23.41%
Repurchase agreement dated 09/28/07 with Barclays Bank PLC, 4.880%, due 10/01/07, collateralized by $204,520,000 Federal Home Loan Bank obligations, 4.000% to 4.750% due 03/10/08 to 12/16/16, $240,311,000 Federal Home Loan Mortgage Corp. obligations, 5.000% to 5.500% due 01/18/08 to 12/14/18 and $240,999,000 Federal National Mortgage Association obligations, 5.000% to 6.250% due 09/15/08 to 05/15/29; (value—$698,700,119); proceeds: $685,278,567	685,000,000	685,000,000
Repurchase agreement dated 09/28/07 with Deutsche Bank Securities, Inc., 4.850%, due 10/01/07, collateralized by $44,000,000 Federal Farm Credit Bank obligations, 4.625% to 5.200% due 02/09/11 to 12/26/35, $306,750,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 10/10/07 to 08/15/22, $225,000,000 Federal Home Loan Mortgage Corp. obligations, 4.500% to 5.750% due 10/11/07 to 06/27/16 and $157,575,000 Federal National Mortgage Association obligations, 5.125% to 6.000% due 12/18/09 to 08/22/16; (value—$744,603,731); proceeds: $730,295,042	730,000,000	730,000,000
Repurchase agreement dated 09/28/07 with Goldman Sachs & Co., 4.900%, due 10/01/07, collateralized by $280,856,000 US Treasury Bonds, 7.625% to 8.125% due 08/15/19 to 11/15/22 and $469,889,000 US Treasury Notes, 4.625% to 4.750% due 02/15/17 to 08/15/17; (value—$846,600,135); proceeds: $830,338,917	830,000,000	830,000,000
Repurchase agreement dated 09/28/07 with Lehman Brothers Inc., 4.900%, due 10/01/07, collateralized by $850,817,000 Federal Home Loan Bank obligations, zero coupon due 12/21/07 to 12/28/07; (value—$841,501,334); proceeds: $825,336,875	825,000,000	825,000,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/28/07 with State Street Bank & Trust Co., 3.600%, due 10/01/07, collateralized by $43,242 US Treasury Bills, zero coupon due 10/25/07 to 03/27/08 and $560,788 US Treasury Bonds, 6.250% due 08/15/23; (value—$691,031); proceeds: $677,203	677,000	677,000

Total repurchase agreements (cost—$3,070,677,000)		3,070,677,000

	Number of shares
Investments of cash collateral from securities loaned — 7.84%
Money market funds[5] — 7.84%
BlackRock Provident Institutional TempFund,
5.292%	465,415,814	465,415,814
DWS Money Market Series,
5.250%	484,123,638	484,123,638
UBS Private Money Market Fund LLC[6],
5.209%	78,232,035	78,232,035

Total money market funds and investments of cash collateral from securities loaned (cost—$1,027,771,487)		1,027,771,487

Total investments (cost—$14,093,967,832 which approximates cost for federal income tax purposes)[7,8] — 107.46%		14,093,967,832
Liabilities in excess of other assets — (7.46)%		(977,928,506)

Net assets (applicable to 13,116,607,806 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		13,116,039,326

1	Security, or portion thereof, was on loan at September 30, 2007.

2	Interest rates shown are the discount rates at date of purchase.

3	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rate as of September 30, 2007 and reset periodically.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.60% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Rates shown reflect yield at September 30, 2007.

6	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended September 30, 2007.

Security description	Value at 06/30/07 ($)	Purchases during the three months ended 09/30/07 ($)	Sales during the three months ended 09/30/07 ($)	Value at 09/30/07 ($)	Net income earned from affiliate for the three months ended 09/30/07 ($)
UBS Private Money Market Fund LLC	248,155	1,574,366,192	1,496,382,312	78,232,035	46,992

7	Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

8	Includes $997,548,637 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $1,027,771,487.

OEM	Original Equipment Manufacturer

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	79.7
United Kingdom	4.6
Japan	4.3
Ireland	2.5
Australia	2.1
France	1.7
Belgium	1.3
Canada	1.0
Spain	0.9
New Zealand	0.7
Switzerland	0.6
Germany	0.6

Total	100.0

Weighted average maturity—38 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2007.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
US government obligations — 16.96%
US Treasury Bills[1]
2.300%, due 11/23/07[2]	20,000,000	19,932,278
3.380%, due 11/15/07[2]	40,000,000	39,831,000
3.830%, due 10/11/07[2]	30,000,000	29,968,083
3.945%, due 01/03/08[2]	35,000,000	34,639,471
4.010%, due 12/13/07[2]	30,000,000	29,756,058
4.010%, due 01/10/08[2]	55,000,000	54,381,312
4.155%, due 03/20/08	25,000,000	24,506,594

Total US government obligations (cost—$233,014,796)		233,014,796

Repurchase agreements — 83.13%
Repurchase agreement dated 09/28/07 with Barclays Bank PLC, 3.950%, due 10/01/07, collateralized by $147,043,000 Federal Home Loan Bank obligations, zero coupon due 10/26/07 and $6,000,000 Inter-American Development Bank, 7.375% due 01/15/10; (value—$153,000,579); proceeds: $150,049,375	150,000,000	150,000,000
Repurchase agreement dated 09/28/07 with Bear Stearns & Co., 3.800%, due 10/01/07, collateralized by $22,904,000 US Treasury Bonds, 6.625% due 02/15/27, $26,585,000 US Treasury Inflation Index Bonds, 2.000% due 01/15/26 and $105,320,000 US Treasury Inflation Index Notes, 1.875% to 4.250% due 01/15/09 to 07/15/15; (value—$185,547,099); proceeds: $175,055,417	175,000,000	175,000,000
Repurchase agreement dated 09/28/07 with Deutsche Bank Securities, Inc., 3.950%, due 10/01/07, collateralized by $40,463,610 US Treasury Bills, zero coupon due 10/18/07 to 12/13/07, $167,146,738 US Treasury Bond Interest Strips, zero coupon due 02/15/09 to 11/15/28, $40,148,630 US Treasury Bond Principal Strips, zero coupon due 11/15/14 and $14,241,342 US Treasury Notes, 4.750% due 03/31/11; (value—$200,736,000); proceeds: $196,864,780	196,800,000	196,800,000
Repurchase agreement dated 09/28/07 with Goldman Sachs & Co., 3.850%, due 10/01/07, collateralized by $170,631,000 US Treasury Bills, zero coupon due 10/04/07 to 03/13/08; (value—$168,300,610); proceeds: $165,052,938	165,000,000	165,000,000
Repurchase agreement dated 09/28/07 with Lehman Brothers Inc., 3.900%, due 10/01/07, collateralized by $242,033,000 US Treasury Bills, zero coupon due 11/01/07 to 03/20/08; (value—$239,702,257); proceeds: $235,076,375	235,000,000	235,000,000
Repurchase agreement dated 09/28/07 with Morgan Stanley & Co., 3.950%, due 10/01/07, collateralized by $603,116,000 US Treasury Bond Principal Strips, zero coupon due 08/15/27 to 11/15/27; (value—$224,400,089); proceeds: $220,072,417	220,000,000	220,000,000

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/28/07 with State Street Bank & Trust Co., 3.600%, due 10/01/07, collateralized by $3,385 US Treasury Bills, zero coupon due 10/25/07 to 03/27/08 and $43,902 US Treasury Bonds, 6.250% due 08/15/23; (value—$54,098); proceeds: $53,016	53,000	53,000

Total repurchase agreements (cost—$1,141,853,000)		1,141,853,000

Investments of cash collateral from securities loaned — 11.47%
Repurchase agreement — 11.47%
Repurchase agreement dated 09/28/07 with Deutsche Bank Securities, Inc., 3.950%, due 10/01/07, collateralized by $32,375,390 US Treasury Bills, zero coupon due 10/18/07 to 12/13/07, $133,735,987 US Treasury Bond Interest Strips, zero coupon due 02/15/09 to 11/15/28, $32,123,370 US Treasury Bond Principal Strips, zero coupon due 11/15/14 and $11,394,658 US Treasury Notes, 4.750% due 03/31/11; (value—$160,611,133); proceeds: $157,513,726 (cost—$157,461,895)	157,461,895	157,461,895

	Number of shares
Money market funds[3] — 0.00%
AIM Treasury Portfolio,
3.944%	6,022	6,022
Federated Treasury Obligation Fund,
3.823%	103	103
Provident Treasury Trust,
3.661%	85	85

Total money market funds (cost—$6,210)		6,210

Total investments of cash collateral from securities loaned (cost—$157,468,105)		157,468,105

Total investments (cost—$1,532,335,901 which approximates cost for federal income tax purposes)[4,5] — 111.56%		1,532,335,901
Liabilities in excess of other assets — (11.56)%		(158,755,349)

Net assets (applicable to 1,374,039,040 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,373,580,552

1	Interest rates shown are the discount rates at date of purchase.

2	Security, or portion thereof, was on loan at September 30, 2007.

3	Rates shown reflect yield at September 30, 2007.

4	Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

5	Includes $208,541,555 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $157,468,105. In addition, the custodian held US government agency securities having an aggregate value of $55,627,852 as collateral for portfolio securities loaned as follows:

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Market value ($)
18,930	Federal National Mortgage Association	05/15/11	6.000	20,248,033
34,375	Federal National Mortgage Association	05/12/16	6.070	35,379,819

				55,627,852

Weighted average maturity—16 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2007.

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
US government agency obligations — 13.80%
Federal Farm Credit Bank
4.740%, due 10/01/07[1]	15,000,000	14,999,872
Federal Home Loan Bank
4.600%, due 10/26/07[2]	75,000,000	74,760,417
5.100%, due 11/07/07[2,3]	20,000,000	19,895,167
5.200%, due 10/10/07[1,3]	31,500,000	31,492,750
5.438%, due 11/18/07[1]	32,000,000	32,000,000
Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07[1]	7,000,000	6,995,532
5.375%, due 08/13/08	15,000,000	15,000,000
Federal National Mortgage Association
5.130%, due 10/09/07[2]	6,500,000	6,492,590
5.140%, due 10/12/07[2]	13,500,000	13,478,797

Total US government agency obligations (cost—$215,115,125)		215,115,125

Bank notes — 2.56%
Banking-US — 2.56%
Bank of America N.A.
5.330%, due 12/17/07	20,000,000	20,000,000
5.350%, due 10/01/07[1]	10,000,000	10,000,000
US Bank N.A.
5.099%, due 10/30/07[1]	10,000,000	10,000,119

Total bank notes (cost—$40,000,119)		40,000,119

Certificates of deposit — 13.31%
Banking-non-US — 9.04%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	15,000,000	15,000,000
Barclays Bank PLC
5.200%, due 06/16/08	7,000,000	7,000,000
5.530%, due 03/14/08	8,000,000	8,000,000
Calyon N.A. Inc./New York
4.795%, due 10/01/07[1]	10,000,000	9,999,025
5.325%, due 01/16/08	15,000,000	15,000,000
Deutsche Bank AG
4.905%, due 06/23/08	15,000,000	15,000,000
5.345%, due 04/14/08	10,000,000	10,000,000
Natixis
5.365%, due 06/02/08	15,000,000	15,000,000
Norinchukin Bank Ltd.
5.680%, due 11/14/07	15,000,000	15,000,000
Royal Bank of Scotland PLC
5.290%, due 10/18/07	21,000,000	20,999,894
Toronto-Dominion Bank
5.281%, due 10/05/07	10,000,000	10,000,001

		140,998,920

Banking-US — 4.27%
American Express, Federal Savings Bank
5.700%, due 10/15/07	15,000,000	15,000,000
5.770%, due 10/10/07	15,000,000	15,000,000
State Street Bank & Trust Co.
5.540%, due 02/04/08	16,500,000	16,500,000

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Washington Mutual Bank FA
5.315%, due 10/18/07	20,000,000	20,000,000

		66,500,000

Total certificates of deposit (cost—$207,498,920)		207,498,920

Commercial paper[2] — 37.51%
Asset backed-banking — 0.96%
Atlantis One Funding
5.260%, due 11/01/07	15,000,000	14,932,058

Asset backed-miscellaneous — 13.99%
Alpine Securitization
5.350%, due 10/01/07	35,000,000	35,000,000
Atlantic Asset Securitization LLC
5.250%, due 10/02/07	4,534,000	4,533,339
5.300%, due 10/01/07	30,000,000	30,000,000
Barton Capital LLC
5.200%, due 10/04/07	35,000,000	34,984,833
Chariot Funding LLC
5.300%, due 10/09/07	15,000,000	14,982,333
5.350%, due 10/01/07	2,000,000	2,000,000
Falcon Asset Securitization Corp.
6.150%, due 12/06/07	12,000,000	11,864,700
Jupiter Securitization Co. LLC
5.300%, due 10/01/07	21,000,000	21,000,000
Kitty Hawk Funding Corp.
6.000%, due 12/05/07	16,500,000	16,321,250
Old Line Funding Corp.
6.150%, due 12/06/07	19,500,000	19,280,138
Regency Markets No. 1 LLC
5.250%, due 10/02/07	15,000,000	14,997,813
Variable Funding Capital Corp.
6.000%, due 11/16/07	13,300,000	13,198,033

		218,162,439

Asset backed-securities — 4.17%
Grampian Funding LLC
5.185%, due 11/21/07	30,500,000	30,275,965
5.200%, due 01/11/08	10,000,000	9,852,667
Links Finance LLC
5.170%, due 11/01/07	10,000,000	9,955,481
Scaldis Capital LLC
5.230%, due 11/15/07	15,000,000	14,901,937

		64,986,050

Banking-non-US — 1.91%
Alliance & Leicester PLC
5.280%, due 11/06/07	30,000,000	29,841,600

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-US — 8.32%
Abbey National N.A. LLC
4.785%, due 10/03/07	35,000,000	34,990,696
ABN-AMRO N.A. Finance, Inc.
5.240%, due 10/12/07	10,000,000	9,983,989
Dresdner US Finance, Inc.
5.050%, due 10/19/07	35,000,000	34,911,625
ING (US) Funding LLC
4.950%, due 10/15/07	18,000,000	17,965,350
5.240%, due 10/19/07	5,000,000	4,986,900
5.380%, due 12/13/07	15,000,000	14,836,358
San Paolo IMI US Financial Co.
5.185%, due 10/24/07	12,000,000	11,960,248

		129,635,166

Brokerage — 2.68%
Goldman Sachs Group, Inc.
5.170%, due 10/22/07	22,000,000	21,933,652
Greenwich Capital Holdings, Inc.
5.170%, due 12/03/07	11,000,000	10,900,477
Merrill Lynch & Co., Inc.
5.230%, due 10/09/07	9,000,000	8,989,540

		41,823,669

Consumer products-nondurables — 2.23%
Procter & Gamble International Funding SCA
4.770%, due 11/15/07	35,000,000	34,791,313

Finance-noncaptive diversified — 1.81%
General Electric Capital Corp.
5.030%, due 10/02/07	15,000,000	14,997,879
International Lease Finance Corp.
4.770%, due 10/29/07	13,300,000	13,250,657

		28,248,536

Insurance-life — 0.64%
Prudential PLC
5.290%, due 10/03/07	10,000,000	9,997,061

Insurance-multiline — 0.80%
Swiss RE Financial Products
4.900%, due 10/09/07	12,400,000	12,386,498

Total commercial paper (cost—$584,804,390)		584,804,390

Short-term corporate obligations — 17.85%
Asset backed-securities[4] — 6.35%
Asscher Finance Corp.
5.400%, due 07/09/08	8,000,000	7,999,689
Beta Finance, Inc.
5.310%, due 01/08/08	6,000,000	6,000,000
5.350%, due 10/23/07	10,000,000	10,000,000

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations — (concluded)
Asset backed-securities[4] — (concluded)
CC (USA), Inc. (Centauri)
4.875%, due 10/01/07[1]	5,000,000	5,000,396
5.340%, due 06/05/08	10,000,000	9,999,347
Cullinan Finance Corp.
4.820%, due 10/01/07[1]	10,000,000	9,999,685
5.320%, due 01/16/08	10,000,000	10,000,000
5.340%, due 10/10/07[1]	7,000,000	6,999,806
Dorada Finance, Inc.
4.875%, due 10/01/07[1]	15,000,000	15,000,933
K2 (USA) LLC
5.400%, due 06/16/08	10,000,000	10,000,000
5.568%, due 12/20/07[1]	8,000,000	7,999,691

		98,999,547

Automobile OEM — 0.51%
American Honda Finance Corp.
5.200%, due 12/27/07[1,4]	8,000,000	8,000,559

Banking-non-US1 — 7.06%
Bank of Scotland PLC
5.790%, due 10/01/07[4]	50,000,000	50,000,000
BNP Paribas
5.330%, due 11/07/07	15,000,000	15,000,000
Caja Ahorros Barcelona
5.366%, due 10/23/07[4]	13,000,000	13,000,000
Societe Generale
5.710%, due 10/02/07[4]	18,000,000	18,000,000
Totta Ireland PLC
5.819%, due 10/09/07[4]	14,000,000	14,000,000

		110,000,000

Banking-US1 — 1.92%
Bank of New York Mellon Corp.
5.776%, due 10/12/07[4]	15,000,000	15,000,000
Citigroup Funding, Inc.
4.860%, due 10/01/07	15,000,000	15,002,820

		30,002,820

Brokerage[1] — 1.05%
Merrill Lynch & Co., Inc.
5.360%, due 10/01/07	10,000,000	10,002,883
Morgan Stanley
5.485%, due 10/18/07	6,355,000	6,357,830

		16,360,713

Finance-captive automotive — 0.96%
Toyota Motor Credit Corp.
5.330%, due 10/09/07[1]	15,000,000	15,000,987

Total short-term corporate obligations (cost—$278,364,626)		278,364,626

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — 14.64%
Repurchase agreement dated 09/28/07 with Deutsche Bank Securities, Inc., 4.850%, due 10/01/07, collateralized by $67,826,000 Federal Farm Credit Bank obligations, 4.800% to 5.500% due 12/04/07 to 04/12/30, $58,025,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 10/15/07 to 10/03/12, $55,000,000 Federal Home Loan Mortgage Corp. obligations, 5.590% due 03/07/11, $45,000,000 Federal National Mortgage Association obligations, 5.250% due 12/26/12 and $239,000 Tennessee Valley Authority, 4.650% due 06/15/35; (value—$229,500,086); proceeds: $225,090,938	225,000,000	225,000,000
Repurchase agreement dated 09/28/07 with State Street Bank & Trust Co., 3.600%, due 10/01/07, collateralized by $210,012 US Treasury Bills, zero coupon due 10/25/07 to 03/27/08 and $2,723,593 US Treasury Bonds, 6.250% due 08/15/23; (value—$3,356,143); proceeds: $3,288,986	3,288,000	3,288,000

Total repurchase agreements (cost—$228,288,000)		228,288,000

	Number of shares
Investment of cash collateral from securities loaned — 3.35%
Money market funds[5] — 3.35%
DWS Money Market Series,
5.250%	50,000,001	50,000,001
UBS Private Money Market Fund LLC[6],
5.206%	2,268,750	2,268,750

Total money market funds and investments of cash collateral from securities loaned (cost—$52,268,751)		52,268,751

Total investments (cost—$1,606,339,931 which approximates cost for federal income tax purposes)[7,8] — 103.02%		1,606,339,931
Liabilities in excess of other assets — (3.02)%		(47,155,769)

Net assets (applicable to 1,559,179,891 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,559,184,162

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security, or portion thereof, was on loan at September 30, 2007.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.92% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Rates shown reflect yield at September 30, 2007.

6	The table below details the Fund’s transaction activity in affiliated issuer for the three months ended September 30, 2007.

Security description	Value at 06/30/07 ($)	Purchases during the three months ended 09/30/07 ($)	Sales during the three months ended 09/30/07 ($)	Value at 09/30/07 ($)	Net income earned from affiliate for the three months ended 09/30/07 ($)
UBS Private Money Market Fund LLC	—	209,591,252	207,322,502	2,268,750	7,717

7	Includes $50,909,453 of investments in securities on loan, at value market. The custodian held cash equivalents as collateral for securities loaned of $52,268,751.

8	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

UBS Retirement Money Fund

Schedule of investments – September 30, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	80.1
United Kingdom	8.5
France	3.9
Japan	2.8
Germany	1.6
Ireland	0.9
Spain	0.8
Switzerland	0.8
Canada	0.6

Total	100.0

Weighted average maturity—41 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date: November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date: November 29, 2007